UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (210,357)	¥ (206,773)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	1,717	(64,734)
Comprehensive loss	¥ (208,640)	¥ (271,507)